Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common stock, par value	$ 0.10	$ 0.10	$ 0.10